Provisions for legal proceedings (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Provisions for Legal Proceedings

Provisions for legal proceedings are set out as follows:

	06.30.2018	12.31.2017
Current and Non-current liabilities
Civil claims	4,289	4,342
Labor claims	1,156	1,364
Tax claims	1,136	1,229
Environmental claims	103	91

Total	6,684	7,026

Current liabilities	3,215	2,256
Non-current liabilities	3,469	4,770

Summary of Reconciliation of Provisions for Legal Proceedings
	Jan-Jun/2018	Jan-Dec/2017
Opening Balance	7,026	3,391
Additions, net of reversals (*)	307	3,937
Use of provision	(250)	(454)
Accruals and charges (*)	572	285
Others	94	—
Cumulative translation adjustment	(1,065)	(133)

Closing Balance	6,684	7,026

(*)	For the first half of 2017, additions to provision and accruals and charges amounted to US$ 183 and US$ 183, respectively.

Summary of Judicial Deposits with Legal Proceedings

Judicial deposits made in connection with legal proceedings are set out in the table below according to the nature of the corresponding lawsuits:

	06.30.2018	12.31.2017
Non-current assets
Tax	3,757	3,302
Civil	800	891
Labor	1,128	1,209
Environmental	157	176
Others	5	4

Total	5,847	5,582

Summary of Reconciliation of Judicial Deposits with Legal Proceedings

	06.30.2018	12.31.2017
Opening Balance	5,582	3,999
Additions	1,080	1,601
Use	(69)	(138)
Accruals and charges	150	226
Others	27	—
Cumulative translation adjustment	(923)	(106)

Closing Balance	5,847	5,582

Summary of Contingent Liabilities

As of June 30, 2018, estimated contingent liabilities for which the possibility of loss is not considered remote are set out in the following table:

Nature	06.30.2018	12.31.2017
Tax	34,160	39,137
Labor	7,912	7,202
Civil—General	9,321	9,621
Civil—Environmental	2,175	2,354

Total	53,568	58,314

Summary of Nature of Contingent Liabilities

A brief description of the nature of the main contingent liabilities (tax, civil, environmental and labor) is set out in the following table:

	Estimate
Description of tax matters	06.30.2018		12.31.2017
Plaintiff: Secretariat of the Federal Revenue of Brazil

1)  Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.

Current status: The legal argument about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion.

The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understand there is a possible likelihood of loss, since there are legal predictions in line with the understanding of the Company.

		11,404		13,041

2) Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Current status: This argument involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.		3,479		3,988

3) Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Current status: This claim involves lawsuits in different administrative and judicial stages.		3,076		3,621

4) Incidence of social security contributions over contingent bonuses paid to employees.
Current status: Awaiting the hearing of an appeal at the administrative and judicial levels.		1,340		1,541

5)  Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.

Current status: This claim involves lawsuits in judicial stages.		584		672

6) Deduction from the basis of calculation of taxable income (income tax—IRPJ and social contribution—CSLL) of several expenses related to employee benefits.

Current status: The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. In 2017, after assessing the fundamentals of this court ruling, the Company considered as probable the likelihood of outflow of resources with respect to the portion of the deduction that exceeds the 20% limit, and as remote the portion within the 20% limit.

The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible and are in different administrative and judicial stages.

		535		613

Plaintiff: State of São Paulo Finance Department

7)  Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.

Current status: This claim involves lawsuits at administrative level.		774		887

8) Charge of VAT (ICMS), as a result of the temporary admission being unauthorized, since the customs clearance regarding the import of the rig has been done in Rio de Janeiro instead of São Paulo.
Current status: This claim involves lawsuits in judicial stages.		660		761

Plaintiff: States of RJ, BA and AL Finance Departments
9) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Current status: This claim involves lawsuits in different administrative and judicial stages.		1,191		1,366
Plaintiff: Municipal governments of the cities of Anchieta, Aracruz, Guarapari, Itapemirim, Marataízes, Linhares, Vila Velha and Vitória

10)  Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their “respective coastal waters”.

Current status: This claim involves lawsuits in different administrative and judicial stages.	1,104		1,224

Plaintiff: States of RJ, SP, PR, RO and MG Finance Departments
11) Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Current status: This claim involves lawsuits in administrative and judicial stages.	951		1,087

Plaintiff: States of RJ, AL, AM, PA, BA, GO, MA, SP and PE Finance Departments
12) Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Current status: This claim involves lawsuits in different administrative and judicial stages.	924		1,029

Plaintiff: States of RJ, SP, ES, BA, PE, MG, RS, AL and SE Finance Departments
13) Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	847		994

Plaintiff: States of PR, AM, BA, ES, PA, PE, SP and PB Finance Departments
14) Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Current status: This claim involves lawsuits at different administrative and judicial levels.	868		976

Plaintiff: States of SP, RS and SC Finance Departments
15) Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Current status: This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	737		852

Plaintiff: States of SP, CE, PB, RJ, BA, PA and AL Finance Departments
16) VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Current status: This claim involves several tax notices from the states in different administrative and judicial stages.	505		578

Plaintiff: States of RJ, SP, SE and BA Finance Departments
17) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Current status: This claim involves lawsuits in different administrative and judicial stages.	456		513

Plaintiff: States of AM, BA, RS and RJ Finance Departments
18) Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.
Current status: This claim involves lawsuits in different administrative and judicial stages.	390		448

Plaintiff: States of GO, PA, RJ, RR, SC, SP and TO.

19)  Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.

Current status: This claim involves lawsuits in different administrative and judicial stages.	383		416

Plaintiff: State of Pernambuco Finance Department

20)  Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), and consequently charging the difference on the tax levied on the sale and transfer transactions.

Current status: This claim involves lawsuits in judicial stages.	294		335

Plaintiff: States of MG, MT, GO, RJ, PA, CE, BA, PR, SE, AL, RN, SP and PR Finance Departments
21) Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.
Current status: This claim involves lawsuits in different administrative and judicial stages.	302		284

22) Other tax matters	3,356		3,911

Total for tax matters	34,160		39,137

Plaintiff: Sindipetro of ES, RJ, BA, MG, SP, PE, PB, RN, CE, PI, PR and SC.
1) Class actions requiring a review of the methodology by which the minimum compensation based on an employee’s position and work schedule (Remuneração Mínima por Nível e Regime—RMNR) is calculated.

Current status: The Superior Labor Court (Tribunal Superior do Trabalho—TST) denied the special appeal filed by the Company. Considering the arguments established at the trial session of the court, the Company adjusted the contingent liability according to its best estimate. The Company filed an injunction with the Superior Federal Court (Superior Tribunal Federal—STF) and obtained a favorable decision suspending all cases at national level, changing the likelihood of loss from probable to possible in some actions . The company awaits the release of the judgment to plan the next steps and considers that the decision of TST and the suspension at STF do not modify the assessment of the fundamentals of the case.

	5,619		4,516

Plaintiff: Sindipetro of Norte Fluminense – SINDIPETRO/NF

2)  The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.

Current status: Awaiting the Superior Labor Court to judge appeals filed by the plaintiff.	343		389

3) Other labor matters	1,950		2,297

Total for labor matters	7,912		7,202

Plaintiff: Agência Nacional de Petróleo, Gás Natural e Biocombustíveis—ANP

1)  Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.

Current status: This list involves claims that are disputed in court and in arbitration proceedings, as follows:

a)  Lula and Cernanbi: the Company has made judicial deposits for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, the arbitration is stayed and currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down.

b)  Baúna and Piracicaba: the Court reassessed previous decision that disallowed judicial deposits, therefore the Company is currently depositing the controversial amounts. The arbitration is stayed.

c)  Tartaruga Verde and Mestiça: The Company has authorization to make the judicial deposits relating to these fields. The Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction on this claim and the arbitration is ongoing.

d)  Parque das Baleias complex: the Superior Court of Justice (STJ) ruled that is the Chamber of Arbitration which has the responsibility to determine if the claim should be arbitrated or not. The Judiciary stated decisions allowing the continuation of the arbitration. Therefore, the Chamber of Arbitration disallowed ANP to charge for special participation, establishing that Petrobras should provide collateral on the debt to be negotiated with ANP.

	2,596	2,633

2)  Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.

Current status: The claims involve lawsuits in different administrative and judicial stages. In December 2017, one claim relating to Lula field had the probability of loss considered as remote, following a favorable decision in administrative stage. In March 2018, the tax deficiency notice issued was finally cancelled, nulling the possibility of loss.	1,548	1,635

Plaintiff: Several plaintiffs in Brazil and EIG Management Company in USA
3) Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.

Current status: the lawsuit brought by EIG and its affiliates alleges that the Company has committed fraud by inducing the claimants to invest in “Sete” through communications that would have omitted an alleged corruption scheme involving Petrobras and “Sete” . The U.S. District Court for the District of Columbia upheld in part Petrobras’ preliminary defense (motion to dismiss). Petrobras appealed from the part of the court decision with respect to which Petrobras’ preliminary defense was denied. On January 19, 2018, oral argument on the appeal was held before the U.S. Court of Appeals for the District of Columbia Circuit. On July 3, 2018, a panel of the Court of Appeals rendered a decision, by a majority, rejecting Petrobras’ appeal. This ruling did not discuss the merits of EIG’s allegations and examined only whether the US had jurisdiction over the case. On August 2, 2018, Petrobras filed a petition for panel rehearing or rehearing en banc related to that decision.

	1,966	2,127

Plaintiff: Vantage Deepwater Company and Vantage Deepwater Drilling Inc.
4) Arbitration in the United States for unilateral termination of the drilling service contract tied to ship-probe Titanium Explorer.

Current status: An unfavorable decision was rendered on July 7, 2018. The Arbitral Tribunal formed by three arbitrators decided by a majority vote that Vantage is entitled to receive US$ 622 million in compensation for early termination of the contract related to the drilling service provided by the Titanium Explorer drilling rig, and for services already billed. Petrobras will challenge the arbitral award, arguing that it has been denied the fundamental safeguards of impartiality and due process, as expressed by the dissenting arbitrator. Therefore, the Company understands that the likelihood of loss remains possible, thus no provision was recognized for the moment.

	647	400

5) Other civil matters	2,564	2,826

Total for civil matters	9,321	9,621

	Estimate
Description of environmental matters	06.30.2018	12.31.2017

Plaintiff: Ministério Público Federal, Ministério Público Estadual do Paraná, AMAR—Associação de Defesa do Meio Ambiente de Araucária, IAP—Instituto Ambiental do Paraná and IBAMA—Instituto Brasileiro de Meio Ambiente e Recursos Naturais Renováveis.

1)  Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.

Current status: The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	860	942

Plaintiff: Instituto Brasileiro de Meio Ambiente—IBAMA and Ministério Público Federal

2)  Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.

Current status: A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	384	444

3) Other environmental matters	931	968

Total for environmental matters	2,175	2,354